Earnings per share (Details) € / shares in Units, € in Thousands, shares in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares		Dec. 31, 2017 EUR (€) € / shares shares		Dec. 31, 2016 $ / shares	Dec. 31, 2016 EUR (€) shares
Numerator:
Net income/(loss)	€ 1,185	€ (21,489)		€ (13,049)			€ (51,391)
Net loss attributable to noncontrolling interests	285	0		568			710
Net loss attributable to trivago N.V.	€ 900	€ (21,489)		€ (12,481)			€ (50,681)
Denominator:
Weighted average shares of Class A and Class B common stock outstanding - basic and diluted (shares) | shares	237,811	350,852	[1]	274,666	[1]		237,811
Earnings per share attributable to trivago N.V. available to Class A and Class B common stockholders - basic and diluted (in EUR per share) | (per share)	€ 0.00 [1]	€ (0.06)	[1]	€ (0.05)	[1]	$ 0

[1]	Represents earnings per share of Class A and Class B common stock and weighted-average shares of Class A and Class B common stock outstanding for the period from December 16, 2016 to December 31, 2016, the period following the capitalization of the parent company and IPO, and for the period from January 1, 2017 to December 31, 2018 (see Note 14).